Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-In Capital	Additional Paid-In Capital Cumulative Effect, Period of Adoption, Adjustment	Additional Paid-In Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjusted Balance
Common shares outstanding, beginning balance (in shares) at Dec. 31, 2019				116,428,975
Balance, beginning of the year at Dec. 31, 2019	$ 3,015,734			$ 3,256,284		$ 62,628			$ 1,046		$ (304,224)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	1,530,759			1,530,759
Exercise of stock options	$ 70,809			$ 115,331		(44,522)
Stock-based compensation	246,940					246,940
Vesting of restricted share units (in shares)				1,176,637
Vesting of restricted share units	0			$ 162,420		(162,420)
Issuance of Class A subordinate voting shares, net of offering costs (in shares)				3,392,500
Net income and comprehensive income for the year	2,581,197			$ 2,581,197
Equity component of the convertible senior notes, net of offering costs of $1,994, net of tax of $112	158,810					158,810
Net income and comprehensive income for the year	327,233								7,724		319,509
Common shares outstanding, ending balance (in shares) at Dec. 31, 2020				122,528,871	122,528,871
Balance, end of the year at Dec. 31, 2020	$ 6,400,723	$ (150,612)	$ 6,250,111	$ 6,115,232	$ 6,115,232	261,436	$ (158,810)	$ 102,626	8,770	$ 8,770	15,285	$ 8,198	$ 23,483
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	Accounting Standards Update 2020-06 [Member]
Exercise of stock options (in shares)	1,494,840			1,494,840
Exercise of stock options	$ 108,594			$ 166,057		(57,463)
Stock-based compensation	330,763					330,763
Vesting of restricted share units (in shares)				693,448
Vesting of restricted share units	0			$ 214,852		(214,852)
Issuance of Class A subordinate voting shares, net of offering costs (in shares)				1,180,000
Net income and comprehensive income for the year	1,543,958			$ 1,543,958
Net income and comprehensive income for the year	2,899,915								(14,744)		2,914,659
Common shares outstanding, ending balance (in shares) at Dec. 31, 2021				125,897,159
Balance, end of the year at Dec. 31, 2021	$ 11,133,341			$ 8,040,099		$ 161,074			$ (5,974)		$ 2,938,142